Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000054090 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	3.70%
C000054090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	10.90%
Percent of Net Short Exposure	10.60%
C000054090 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	3.30%
C000054090 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	3.00%
C000054090 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	20.30%
Percent of Net Short Exposure	20.40%
C000054090 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
Percent of Net Short Exposure	11.10%
C000054090 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	18.70%
Percent of Net Short Exposure	18.80%
C000054090 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	12.00%
Percent of Net Short Exposure	11.60%
C000054090 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	4.40%
C000054090 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
Percent of Net Short Exposure	7.80%
C000054090 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
Percent of Net Short Exposure	2.90%
C000054090 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	2.40%
C000054091 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	3.70%
C000054091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	10.90%
Percent of Net Short Exposure	10.60%
C000054091 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	3.30%
C000054091 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	3.00%
C000054091 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	20.30%
Percent of Net Short Exposure	20.40%
C000054091 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
Percent of Net Short Exposure	11.10%
C000054091 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	18.70%
Percent of Net Short Exposure	18.80%
C000054091 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	12.00%
Percent of Net Short Exposure	11.60%
C000054091 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	4.40%
C000054091 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
Percent of Net Short Exposure	7.80%
C000054091 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
Percent of Net Short Exposure	2.90%
C000054091 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	2.40%